Stockholders' Deficit (Details) € / shares in Units, $ / shares in Units, € in Thousands								1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 17, 2024 USD ($) $ / shares shares	Feb. 23, 2022 USD ($) $ / shares shares	Feb. 07, 2022 shares	Dec. 08, 2021 shares	Aug. 17, 2021 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Nov. 23, 2020 shares	Jun. 30, 2022 USD ($) $ / shares shares	Aug. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Jan. 31, 2021 shares	Jun. 30, 2023 USD ($) shares	Mar. 31, 2022 USD ($)	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 shares	Dec. 31, 2022 USD ($) $ / shares shares	Sep. 28, 2023 EUR (€) € / shares shares	May 25, 2023 $ / shares shares	Feb. 28, 2022 $ / shares	Dec. 31, 2021 USD ($) $ / shares shares	Jun. 30, 2021 € / shares	Jan. 01, 2021 USD ($) $ / shares shares	Jan. 01, 2021 € / shares
Stockholders' Deficit (Details) [Line Items]
Ordinary shares, per share | $ / shares														$ 0.012		$ 0.012				$ 0.012
Ordinary shares														100,000,000		100,000,000				100,000,000
Preferred shares														100,000,000
Preferred shares, per share | $ / shares														$ 0.011
Preferred shares outstanding
Preferred shares issued
Ordinary shares outstanding														26,325,738		26,365,738				26,365,738
Ordinary shares issued														26,325,738		26,365,738				26,365,738
Price per share | (per share)						$ 0.012		$ 2.12	$ 3.05	$ 0.012											€ 0.01
Share capital | €																	€ 2,000,000
Shares issued						2,500,000				2,500,000
Subscription price per share (in Dollars per share) | $ / shares						$ 3.27				$ 3.27
Principal amount (in Dollars) | $						$ 236,000				$ 236,000
Ordinary shares								30,000	50,000	70,920	295,920
Share capital increase (in Dollars) | $						$ 7,000,000
Share fair value (in Dollars) | $								$ 63,000	$ 152,000
Granted shares				43,000			1,350,054
Contractual term				10 years
Common Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Ordinary shares															30,000
Warrant [Member]
Stockholders' Deficit (Details) [Line Items]
Ordinary shares outstanding														43,500
Ordinary shares issued														43,500
Warrants to purchase (in Dollars) | $																$ 220,182				$ 817,704
Warrant [Member]
Stockholders' Deficit (Details) [Line Items]
Warrants expired														16,884		597,522
Granted shares
Private Placement [Member]
Stockholders' Deficit (Details) [Line Items]
Price per share | (per share)																						$ 0.012	€ 0.01
Share capital | $																						$ 28,300,000
Shares issued																						13,636,364
Subscription price per share (in Dollars per share) | $ / shares																						$ 2.44
Common Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Ordinary shares, per share | € / shares																	€ 0.01
Ordinary shares																	100,000,000
Preferred Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Preferred shares																	100,000,000
Preferred shares, per share | € / shares																	€ 0.01
Clean Earth Acquisitions Corp [Member]
Stockholders' Deficit (Details) [Line Items]
Ordinary shares, per share | $ / shares		$ 0.0001
Ordinary shares		110,000,000
Preferred shares		1,000,000												1,000,000		1,000,000				1,000,000
Redemption of class A common stock value (in Dollars) | $
Trust account (in Dollars) | $														$ 86,038,091		$ 235,586,028
Preferred shares, per share | $ / shares		$ 0.0001												$ 0.0001		$ 0.0001				$ 0.0001
Preferred shares outstanding
Preferred shares issued
Aggregate purchase price (in Dollars) | $													$ 23,227,765			$ 23,227,765
Price per share | $ / shares																			$ 10
Price per share (in Dollars per share) | $ / shares														$ 11.5
Commencing days														30 days
Warrants Term														5 years
Trading days														10 days
Shares authorized		111,000,000
Preferred stock par value (in Dollars per share) | $ / shares																$ 0.0001
Aggregate converted basis percentage																25.00%
Redemption of warrants (in Dollars per share) | $ / shares																$ 0.01
Minimum threshold written notice period for redemption of public warrants																30 days
Closing of the initial business issued price per share (in Dollars per share) | $ / shares																$ 9.2
Issuances reprensent																60.00%
Market value per share (in Dollars per share) | $ / shares																$ 9.2
Per share redemption trigger price (in Dollars per share) | $ / shares																$ 18
Ownership outstanding percenatge																50.00%
Consideration receivable																70.00%
Clean Earth Acquisitions Corp [Member] | Common Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Ordinary shares		110,000,000
Clean Earth Acquisitions Corp [Member] | Public Warrants [Member]
Stockholders' Deficit (Details) [Line Items]
Stock price trigger for redemption of public warrants (in Dollars per share) | $ / shares														$ 18
Clean Earth Acquisitions Corp [Member] | Warrant [Member]
Stockholders' Deficit (Details) [Line Items]
Stock price trigger for redemption of public warrants (in Dollars per share) | $ / shares																$ 18
Percentage of higher market value																115.00%
Per share redemption trigger price (in Dollars per share) | $ / shares																$ 18
Clean Earth Acquisitions Corp [Member] | Trust Account [Member]
Stockholders' Deficit (Details) [Line Items]
Trust account (in Dollars) | $		$ 84,562,944												$ 84,562,944
Clean Earth Acquisitions Corp [Member] | Common Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares														$ 9.2
Clean Earth Acquisitions Corp [Member] | Private Placement [Member]
Stockholders' Deficit (Details) [Line Items]
Price per share | $ / shares																			10
Redemption of warrants (in Dollars per share) | $ / shares																10
Clean Earth Acquisitions Corp [Member] | Common Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Ordinary shares, per share | $ / shares		$ 0.0001
Ordinary shares		111,000,000
Clean Earth Acquisitions Corp [Member] | Class A Common Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Ordinary shares, per share | $ / shares														$ 0.0001		$ 0.0001				$ 0.0001
Ordinary shares		100,000,000												100,000,000		100,000,000				100,000,000
Redemption of class A common stock shares														14,852,437
Common stock voting rights														one
Ordinary shares outstanding														890,000		890,000				890,000
Ordinary shares issued														890,000		890,000				890,000
Price per share (in Dollars per share) | $ / shares														$ 9.2
Stock price trigger for redemption of public warrants (in Dollars per share) | $ / shares														$ 18		$ 18
Percentage of equity proceeds														60.00%
Trading period														20 days
Outstanding shares percentage														50.00%
Consideration receivable percentage														70.00%
Redemption of warrants (in Dollars per share) | $ / shares																			$ 11.5
Percentage of higher market value																180.00%
Clean Earth Acquisitions Corp [Member] | Class A Common Stock [Member] | Common Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Redemption of class A common stock shares
Redemption of class A common stock value (in Dollars) | $
Aggregate purchase price (in Dollars) | $
Clean Earth Acquisitions Corp [Member] | Class A Common Stock [Member] | Public Warrants [Member]
Stockholders' Deficit (Details) [Line Items]
Stock price trigger for redemption of public warrants (in Dollars per share) | $ / shares														$ 18
Clean Earth Acquisitions Corp [Member] | Class A Common Stock [Member] | Warrant [Member]
Stockholders' Deficit (Details) [Line Items]
Ordinary shares, per share | $ / shares																$ 11.5
Stock price trigger for redemption of public warrants (in Dollars per share) | $ / shares														18
Clean Earth Acquisitions Corp [Member] | Class A Common Stock [Member] | Private Placement [Member]
Stockholders' Deficit (Details) [Line Items]
Redemption of warrants (in Dollars per share) | $ / shares														11.5		11.5
Clean Earth Acquisitions Corp [Member] | Class B Common Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Ordinary shares, per share | $ / shares														$ 0.0001		$ 0.0001				$ 0.0001
Ordinary shares		10,000,000												10,000,000		10,000,000				10,000,000
Ordinary shares outstanding														7,666,667		7,666,667				7,666,667
Ordinary shares issued														7,666,667		7,666,667				7,666,667
Initial Business Combination, Shares Issuable As A Percent Of Outstanding Shares														25.00%
Clean Earth Acquisitions Corp [Member] | Class B Common Stock [Member] | Common Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Redemption of class A common stock shares
Redemption of class A common stock value (in Dollars) | $
Purchased aggregate
Aggregate purchase price (in Dollars) | $
Clean Earth Acquisitions Corp [Member] | Preferred Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Preferred shares		1,000,000
Clean Earth Acquisitions Corp [Member] | Class A Common Stock Subject to Possible Redemption [Member]
Stockholders' Deficit (Details) [Line Items]
Redemption of class A common stock shares		14,852,437
Redemption price (in Dollars per share) | $ / shares		$ 10.38												$ 10.38				$ 10.38
Redemption of class A common stock value (in Dollars) | $		$ 154,152,327
Common stock outstanding subject to possible redemption														8,147,563		23,000,000		14,852,437		23,000,000
Common stock issued subject to possible redemption														8,147,563		23,000,000				23,000,000
Clean Earth Acquisitions Corp [Member] | Class A common stock not subject to possible redemption [Member]
Stockholders' Deficit (Details) [Line Items]
Ordinary shares outstanding														890,000		890,000
Ordinary shares issued														890,000		890,000
Clean Earth Acquisitions Corp [Member] | Clean Earth Acquisitions Corp [Member] | Public Warrants [Member]
Stockholders' Deficit (Details) [Line Items]
Higher of market value, percentage														115.00%
Convertible Promissory Note [Member]
Stockholders' Deficit (Details) [Line Items]
Principal amount (in Dollars) | $																						$ 500,000
Convertible Promissory Note One [Member]
Stockholders' Deficit (Details) [Line Items]
Principal amount (in Dollars) | $																						250,000
Convertible Promissory Note Two [Member]
Stockholders' Deficit (Details) [Line Items]
Principal amount (in Dollars) | $																						$ 236,000
Redemption of warrants when the price per share of Class A common stock equals or exceeds [Member] | Clean Earth Acquisitions Corp [Member]
Stockholders' Deficit (Details) [Line Items]
Higher of market value, percentage														180.00%
Redemption of warrants when the price per share of Class A common stock equals or exceeds [Member] | Clean Earth Acquisitions Corp [Member] | Public Warrants [Member]
Stockholders' Deficit (Details) [Line Items]
Price per warrant (in Dollars per share) | $ / shares														$ 0.01
Founder Shares [Member] | Sponsor [Member] | Clean Earth Acquisitions Corp [Member] | Class B Common Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Common stock voting rights														one
Ordinary shares issued																7,666,667
Purchased aggregate	5,750,000				5,750,000
Aggregate purchase price (in Dollars) | $	$ 25,000				$ 25,000
Price per share | $ / shares	$ 0.004				$ 0.004
Ordinary shares issued			7,666,667											7,666,667
Founder Shares [Member] | Sponsor [Member] | Clean Earth Acquisitions Corp [Member] | Class B Common Stock [Member] | Maximum [Member]
Stockholders' Deficit (Details) [Line Items]
Common stock split			1.33333339
Founder Shares [Member] | Sponsor [Member] | Clean Earth Acquisitions Corp [Member] | Class B Common Stock [Member] | Minimum [Member]
Stockholders' Deficit (Details) [Line Items]
Common stock split			1